PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs

	As of December 31,
	2017	2018
	RMB(in millions)	RMB(in millions)
Total assets	21,756	26,574
Less: Inter-company receivables	(1,570)	(5,228)
Total assets excluding inter-company	20,186	21,346
Total liabilities	19,282	23,405
Less: Inter-company payables	(12,114)	(14,117)
Total liabilities excluding inter-company	7,168	9,288

Summary of consolidated results of operations information of VIEs

	For the year ended December 31,
	2016	2017	2018
	RMB(in millions)	RMB(in millions)	RMB(in millions)
Net revenues	8,706	8,237	8,357
Cost of revenues	2,443	2,490	2,983
Net income	101	863	170

Summary of consolidated results of cash flows information of VIEs

	For the year ended December 31,
	2016	2017	2018
	RMB(in millions)	RMB(in millions)	RMB(in millions)
Net cash provided by operating activities	7,191	1,232	591
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Schedule of property, equipment and software estimated useful lives

Building	30-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2016	2017	2018
	RMB (in millions)
Balance at beginning of year	38	59	129
Provision for doubtful accounts	32	98	69
Write-offs	(11)	(28)	(42)
Balance at end of year	59	129	156

Company's share option activity under all the incentive plans

The following table summarized the Company’s share option activity under all the option plans, which has reflected the effect of the Exchange of Qunar Share Incentive Plans (in US$, except shares):

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic Value
	Shares	Price	Life (Years)	(in millions)
Outstanding at December 31, 2015	5,005,461	122.00	4.77	1,245
Granted	937,002	322.20
Exercised	(368,722)	80.70
Forfeited	(41,226)	199.32
Outstanding at December 31, 2016	5,532,515	157.82	4.54	900
Granted (including grants in exchange for Qunar options)	631,166	43.03
Exercised	(1,353,697)	68.95
Forfeited	(99,226)	133.92
Outstanding at December 31, 2017	4,710,758	168.80	4.72	867
Granted	3,286,756	204.65
Exercised	(1,050,382)	92.58
Forfeited	(238,124)	171.61
Outstanding at December 31, 2018	6,709,008	198.19	5.62	366
Vested and expect to vest at December 31, 2018	6,395,327	197.33	5.54	351
Exercisable at December 31, 2018	2,787,994	173.37	3.39	179

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2018 (in US$, except shares):

	Outstanding			Exercisable
			Weighted-average			Weighted-average
			Remaining			Remaining
Range of	Number of	Weighted-Average	Contractual	Number of	Weighted-Average	Contractual
Exercise Prices	shares	Exercise Price	Life (Years)	shares	Exercise Price	Life (Years)
0.00-100.00	1,559,585	35.58	4.79	748,322	74.14	2.02
100.01-200.00	1,218,954	157.29	2.96	1,218,954	157.29	2.96
200.01-300.00	2,144,923	223.01	6.98	414,227	251.25	4.71
300.01-400.00	1,785,546	338.34	6.52	406,491	324.93	5.87
	6,709,008			2,787,994

Assumptions of Black-Scholes pricing model

	2016	2017	2018
Risk-free interest rate	1.16% - 1.66%	1.73% - 1.94%	2.52% - 3.09%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	48% - 51%	46% - 48%	42% - 44%
Fair value of options at grant date per share	from US$133.85	from US$142.29	from US$88.51
	to US$141.72	to US$430.87	to US$350.71

Schedule of restricted share activities under all incentive plans

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

		Weighted average grant
	Number of Shares	date fair value(US$)
Restricted shares
Unvested at December 31, 2015	865,408	185.17
Granted	1,183,094	301.62
Vested	(492,825)	223.00
Forfeited	(93,438)	237.69
Unvested at December 31, 2016	1,462,239	263.28
Granted	15,664	323.92
Vested	(285,375)	191.21
Forfeited	(96,806)	274.71
Unvested at December 31, 2017	1,095,722	281.91
Granted	87,465	331.69
Vested	(471,773)	261.48
Forfeited	(74,208)	294.08
Unvested at December 31, 2018	637,206	302.45

Summary of components of other income

	2016	2017	2018
	RMB (in millions)
Gain on disposal of long-term investments (Note 7)	290	1,416	1,181
Subsidy income	221	264	469
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	—	—	249
Dividends from long-term investment	49	47	24
Gain/(loss) on disposal of a subsidiary	—	11	(2)
Impairments of long-term investments	(48)	(411)	—
Fair value changes of equity securities investments	—	—	(3,064)
Provision/impairment for an equity method investment	—	(967)	(61)
Foreign exchange (losses)/gains	(558)	469	(17)
Others	19	50	146
Total	(27)	879	(1,075)

ASC 606
Schedule of adjusted consolidated income/(loss) and balance sheet statements

The key line items of the Company’s previously issued consolidated income/(loss) statements for 2016 and 2017 that have been retrospectively adjusted as follows (RMB in millions):

	Year Ended December 31, 2017		Year Ended December 31, 2016
	As Reported	As Adjusted	As Reported	As Adjusted
Accommodation reservation	9,517	9,531	7,309	7,321
Packaged-tour	2,970	2,973	2,310	2,315
Total revenue	26,977	26,993	19,788	19,805
Net revenues	26,780	26,796	19,228	19,245
Gross profit	22,101	22,118	14,499	14,515
Income/(loss) from operations	2,926	2,943	(1,568)	(1,552)
Income/(loss) before income tax expense, equity in income of affiliates and non-controlling interests	3,506	3,524	(1,760)	(1,744)
Income tax expense	(1,281)	(1,285)	(478)	(482)
Net income/(loss)	2,161	2,174	(1,636)	(1,624)

The key line items of the Company’s previously issued consolidated balance sheets for 2017 that have been retrospectively adjusted as follows (RMB in millions):

	Balance at December 31, 2017
	As Reported	Adjustments	As Adjusted

Accounts receivable, net	4,559	190	4,749
Total current assets	59,228	190	59,418
Total assets	162,050	190	162,240
Deferred tax liabilities	3,848	47	3,895
Total liabilities	75,578	47	75,625